Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000159357
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia EM Core ex-China ETF - Net Asset Value ($24,596)
C000101379
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia India Consumer ETF - Net Asset Value ($21,707)
C000088095
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Research Enhanced Emerging Economies ETF - Net Asset Value ($13,807)
Without Sales Load [Member] | C000159357
Average Annual Return [Line Items]
Average Annual Return, Percent	37.78%	6.84%	9.42%
Without Sales Load [Member] | C000101379
Average Annual Return [Line Items]
Average Annual Return, Percent	(11.11%)	5.68%	8.06%
Without Sales Load [Member] | C000088095
Average Annual Return [Line Items]
Average Annual Return, Percent	29.88%	1.49%	3.28%
Columbia Threadneedle: MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) ($21,190)
Average Annual Return, Percent	29.55%	3.69%	7.80%
Columbia Threadneedle: MSCI India Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI India Index (Net) ($21,197)
Average Annual Return, Percent	(13.43%)	4.53%	7.80%
Columbia Threadneedle: MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) ($21,190)
Average Annual Return, Percent	29.55%	3.69%	7.80%
Columbia Threadneedle: Beta Thematic Emerging Markets ex-China Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Beta Thematic Emerging Markets ex-China Index ($24,466)
Average Annual Return, Percent	39.55%	7.61%	9.36%
Columbia Threadneedle: Indxx India Consumer Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Indxx India Consumer Index ($26,479)
Average Annual Return, Percent	(9.22%)	8.47%	10.23%
Columbia Threadneedle: Combined Current and Former Indices
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Combined Current and Former Indices ($14,497)
Average Annual Return, Percent	29.43%	1.65%	3.78%
Columbia Threadneedle: Beta Advantage® Research Enhanced Solactive Emerging Economies Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.43%		18.51%